Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2014
Common Units Outstanding	[1]	18,700,000.0
Common Units Issued	[1]	18,700,000.0
Restricted cash	[1]	$ 80
Property, plant and equipment - net	[1]	2,579
Variable Interest Entity [Member]
Restricted cash	[1]	55
Property, plant and equipment - net	[1]	$ 408

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.